INTEGRITY SHORT TERM GOVERNMENT FUND

Schedule of Investments – October 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (97.3%)

Fannie Mae Pool (22.8%)
(a) FN 47935 4.912% 5/1/2027 (ECOFC + 1.254%)	305	$302
FN 252284 6.5% 1/1/2029	18,924	19,143
FN 555326 5.5% 4/1/2033	46,792	47,192
FN 745751 5.5% 9/1/2035	12,373	12,513
(a) FN 748375 7.029% 8/1/2033 (RFUCCT 1 Year + 1.202%)	497	500
FN DA0007 5.5% 9/1/2053	152,992	151,522
FN DA5011 6.5% 11/1/2053	243,846	255,167
FN BX3957 6% 1/1/2053	33,145	33,624
FN BY1788 6% 5/1/2053	214,152	215,536
FN BY3768 6.5% 7/1/2053	98,724	101,335
FN CA6065 3% 6/1/2050	125,606	106,390
FN CB5525 6% 1/1/2053	388,066	390,567
FN CB5545 6.5% 1/1/2053	167,906	172,386
FN CB6762 6% 7/1/2053	88,380	89,206
FN FS3411 6% 1/1/2053	142,842	144,463
FN FS4979 5.5% 5/1/2053	417,294	413,826
FN 888073 5.5% 2/1/2035	8,584	8,679
FN MA3067 3.5% 7/1/2047	98,838	88,863
FN MA4908 6% 1/1/2043	361,855	366,838
FN MA4891 5.5% 12/1/2042	200,516	200,389
FN MA4935 6% 2/1/2043	132,988	134,826
FN MA5031 7% 4/1/2053	168,702	172,810
FN MA5107 5.5% 8/1/2053	226,354	224,221
FN MA5132 6% 8/1/2053	281,805	281,073
FN MA5522 6.5% 9/1/2054	295,288	298,487
		3,929,858
Fannie Mae Remics (8.1%)
FNR 2023-14 E 6% 6/25/2048	230,355	232,697
FNR 2024-24 AB 5.5% 8/25/2050	132,339	132,525
(a) FNR 2006-33 CF 5.2713% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	311,813	308,418
(a) FNR 2007-54 EF 5.3113% 6/25/2037 ((SOFR 30 Day Average + 0.11448%) + 0.340%)	189,663	186,800
(a) FNR 2009-46 FB 5.6713% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	330,737	325,026
(a) FNR 2010-35 KF 5.4713% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	206,139	206,038
		1,391,504
Fannie Mae-Aces (1.7%)
(b)(c) FNA 2019-M32 X2 1.10091% 10/25/2029	4,145,044	163,029
(b)(c) FNA 2020-M10 X6 1.3813% 8/25/2028	3,395,945	130,218
		293,247
Freddie Mac Pool (14.9%)
FR SD8332 6% 6/1/2053	295,055	296,977
FR SD4252 6.5% 10/1/2053	347,492	363,121
FR QF6560 5.5% 1/1/2053	399,463	397,102
FR QF8178 6% 2/1/2053	135,495	137,005
FR QF8450 6% 3/1/2053	84,312	85,198
FR QG1921 6.5% 5/1/2053	163,788	168,755
FR QG6170 6% 7/1/2053	127,142	128,618
FR QG5777 6.5% 6/1/2053	92,744	94,650
FR QH1757 6.5% 10/1/2053	90,690	93,118
FR QS0276 6% 2/1/2033	173,900	178,791
FR RA6212 4% 10/1/2051	286,029	265,760
FR RB5221 6% 2/1/2043	355,695	360,603
		2,569,698
Freddie Mac Gold Pool (1.0%)
FG G01584 5% 8/1/2033	22,053	22,070
FG NB0014 3.5% 4/1/2049	150,303	136,620
FG H09207 6.5% 8/1/2038	8,328	8,448
		167,138
Freddie Mac Multifamily Structured Pass Through Certificates (4.3%)
(b) FHMS Q004 A2H 6.813121% 1/25/2046	94,672	94,256
(b)(c) FHMS K078 XAM 0.008731% 6/25/2028	33,580,000	75,756
(b) FHMS Q007 APT1 7.347269% 10/25/2047	20,131	20,188
(b)(c) FHMS K736 X1 1.277618% 7/25/2026	5,881,742	96,861
(b)(c) FHMS K738 X1 1.504675% 1/25/2027	1,860,093	46,326
(b)(c) FHMS K115 X1 1.320355% 6/25/2030	1,386,279	82,991
(b)(c) FHMS Q016 XPT1 0.981% 5/25/2026	2,964,697	36,501
(b)(c) FHMS K507 X1 0.086485% 9/25/2028	31,931,339	161,668
(b)(c) FHMS K514 X1 0.963647% 12/25/2028	3,788,993	133,456
		748,003
Freddie Mac REMICS (8.1%)
FHR 2344 ZD 6.5% 8/15/2031	5,878	6,074
(a) FHR 3843 F 5.45429% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	283,020	281,775
(a) FHR 4238 FD 5.42429% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	357,941	356,933
FHR 5423 A 5% 11/25/2050	137,536	136,529
(a) FHR 2801 FG 5.57429% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	333,183	331,247
(a) FHR 3117 TA 6.12429% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	295,087	286,260
		1,398,818
FRESB Mortgage Trust (1.6%)
(a) FRESB 2016-SB13 A5H 5.97782% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	91,697	91,251
(a) FRESB 2016-SB16 A5H 5.97782% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	57,298	56,613
(a) FRESB 2015-SB7 A5 5.97782% 9/25/2035 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	122,607	122,354
		270,218
Ginnie Mae I Pool (0.0%)
GN 741854 4% 5/15/2025	2,495	2,480
		2,480
Ginnie Mae II Pool (10.5%)
G2 MA6402 4.5% 1/20/2050	8,057	7,620
G2 MA9781 6.5% 7/20/2054	455,734	463,775
G2 MA9896 7% 9/20/2054	199,821	202,197
G2 MA9174 7% 9/20/2053	79,400	81,268
G2 MA9478 7% 2/20/2054	235,453	238,916
G2 MA9670 6.5% 5/20/2054	196,531	199,999
G2 MA9727 6.5% 6/20/2054	271,662	276,455
G2 MA9908 6.5% 9/20/2054	299,385	304,667
G2 CR1853 7% 11/20/2052	38,699	39,576
		1,814,473
Government National Mortgage Association (22.9%)
(b)(c) GNR 2013-15 IO 0.58478% 8/16/2051	1,630,251	35,931
(b)(c) GNR 2013-33 IO 0.20224% 4/16/2054	5,597,791	15,097
(b)(c) GNR 2013-105 IO 0.14644% 6/16/2054	4,097,445	4,048
(b)(c) GNR 2014-73 IO 0.40939% 4/16/2056	2,754,500	35,349
(b)(c) GNR 2015-130 IO 0.69285% 7/16/2057	1,324,728	41,232
(b)(c) GNR 2017-127 IO 0.54578% 2/16/2059	4,572,360	148,808
(b)(c) GNR 2017-143 IO 0.47058% 1/16/2059	2,592,921	66,804
(b)(c) GNR 2017-76 IO 0.7716% 12/16/2056	1,458,967	54,794
(b)(c) GNR 2017-28 IO 0.70158% 2/16/2057	1,835,728	68,181
(b)(c) GNR 2016-34 IO 0.90692% 1/16/2058	2,440,783	96,343
(b)(c) GNR 2016-52 IO 0.75933% 3/16/2058	4,155,218	149,725
(b)(c) GNR 2016-158 IO 0.74761% 6/16/2058	2,098,852	73,535
(b)(c) GNR 2016-94 IO 0.77611% 12/16/2057	5,302,137	163,825
(b)(c) GNR 2018-2 IO 0.70478% 12/16/2059	3,382,665	142,718
(b)(c) GNR 2018-108 IA 0.67566% 8/16/2060	874,527	50,623
(b)(c) GNR 2018-119 IO 0.67768% 5/16/2060	647,653	34,809
(b)(c) GNR 2020-40 IO 0.87511% 1/16/2062	1,621,788	94,239
(b)(c) GNR 2019-75 IO 0.854% 12/16/2060	2,816,276	163,755
(b)(c) GNR 2020-132 IO 0.84939% 9/16/2062	1,487,925	91,484
(b)(c) GNR 2020-57 JI 1.79395% 1/16/2060	2,351,993	266,794
(b)(c) GNR 2020-87 AI 1.867% 5/16/2060	863,966	96,801
(b)(c) GNR 2020-121 IO 0.89306% 8/16/2060	948,884	58,460
(b)(c) GNR 2021-H11 IY 0.11107% 7/20/2071	2,565,957	84,031
(b)(c) GNR 2020-H19 SI 0.32832% 10/20/2070	810,787	21,462
(b)(c) GNR 2021-H06 YI 0.67915% 4/20/2071	1,711,024	93,579
(a) GNR 2021-H08 VF 6.09028% 4/20/2071 (SOFR 30 Day Average + 1.200%)	206,720	209,694
(b)(c) GNR 2021-63 IO 0.81537% 4/16/2061	4,115,124	240,179
(b)(c) GNR 2021-47 IO 0.99227% 3/16/2061	1,068,263	71,005
(b)(c) GNR 2020-168 IA 0.97887% 12/16/2062	1,052,060	74,285
(b)(c) GNR 2020-177 IO 0.8194% 6/16/2062	1,613,999	96,449
(b)(c) GNR 2021-10 IO 0.98648% 5/16/2063	1,339,741	94,722
(b)(c) GNR 2021-31 IO 0.94013% 1/16/2061	2,219,960	149,226
(b)(c) GNR 2021-37 IO 0.80181% 1/16/2061	1,662,436	95,417
(b)(c) GNR 2021-36 IO 1.28826% 3/16/2063	1,943,930	155,689
(b)(c) GNR 2021-150 IO 1.03214% 11/16/2063	1,017,795	67,494
(b)(c) GNR 2021-110 IO 0.87401% 11/16/2063	2,178,257	140,696
(b)(c) GNR 2024-161 IO 0.7425% 6/16/2064	1,800,000	91,195
(b)(c) GNR 2023-H02 IK 0.64542% 1/20/2073	1,031,573	72,984
(b)(c) GNR 2022-H07 IG 1.82044% 2/20/2072	1,171,207	47,085
(b)(c) GNR 2023-H16 GI 0.28109% 6/20/2073	2,038,371	98,654
(b)(c) GNR 2024-H07 IG 0.50923% 4/20/2074	1,697,774	100,076
		3,957,277
Seasoned Credit Risk Transfer Trust Series (1.4%)
(b) SCRT 2018-3 MA 3.5% 8/25/2057	42,625	40,855
SCRT 2020-3 M5TW 3% 5/25/2060	74,898	66,826
SCRT 2021-1 TTU 2.5% 9/25/2060	139,025	126,088
		233,769

TOTAL MORTGAGE BACKED SECURITIES (Cost: $17,352,981)		$16,776,483

U.S. GOVERNMENT TREASURY BILLS (2.0%)
United States Treasury 2-Year Note 4.625% 6/30/2026	350,000	352,283
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $352,389)		$352,283

TOTAL INVESTMENTS (Cost $17,705,370) (99.3%)		$17,128,766

OTHER ASSETS LESS LIABILITIES (0.7%)		$115,004

NET ASSETS (100.0%)		$17,243,770

(a) Variable rate security; the rate shown represents the rate at October 31, 2024. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at October 31, 2024. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average - SOFR 30 Day Average, rate disclosed as of October 31, 2024, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
1 Month ECOFC - 1 Month ECOFC rate disclosed as of October 31, 2024, based on the last reset date of the security.
RFUCCT1Y - 1 Year Refinitiv USD IBOR Consumer Cash Fallbacks
RFUCCT 1 Year - RFUCCT 1 Year rate disclosed as of October 31, 2024, based on the last reset date of the security

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Short Term Government Fund
Investments at cost	$17,705,370
Unrealized appreciation	317,12
Unrealized depreciation	(893,725)
Net unrealized appreciation (depreciation)*	$(576,604)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$16,776,483	$0	$16,776,483
U.S Government Treasury Bills	0	352,283	0	352,283
Total Investments in Securities	$0	$17,128,766	$0	$17,128,766